RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management [abstract]
Foreclosed assets received	$ 76,116	$ 88,482
Foreclosed assets sold	$ 90,940	$ 50,019